Document And Entity Information	9 Months Ended
Dec. 31, 2014
Term Of Lease
Entity Registrant Name	Aethlon Medical Inc
Entity Central Index Key	0000882291
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company